UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

         Merrill Lynch Principal Protected Trust
         (Merrill Lynch Core Principal Protected Fund)
         800 Scudders Mill Road
         Plainsboro, NJ  08536

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2. The name of each series or class of securities for which this Form is filed:

      (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Merrill Lynch Core Principal Protected Fund series of Merrill Lynch Principal Protected Trust. This Form is being filed for all classes of shares of the Merrill Lynch Core Principal Protected Fund.
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3.    Investment Company Act File Number:  811-21162

      Securities Act File Number:          333-92404

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4(a). Last day of fiscal year for which this Form is filed:
                                                                October 31, 2004

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):                $6,941,456


      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                                         $62,094,777


      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce registration
            fees payable to the Commission:                          $0


      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                            $62,094,777


      (v)   Net sales - if Item 5(i)is greater than
            Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $0


      (vi)  Redemption credits available for use
            in future years - if Item 5(i) is
            less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $55,153,321


      (vii) Multiplier for determining registration fee
            (See Instruction C.9):                                   x  .0001177


      (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):               = $0


6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
      (number of shares or other units) deducted here:                       0

      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at
      the end of the fiscal year for which this form is filed
      that are available for use by the issuer in future
      fiscal years, then state that number here:                             0

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7.    Interest due - if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):           + $0

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8.    Total of the amount of the registration fee
      due plus any interest due
      [line 5(viii) plus line 7]:                         = $0

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:                                           N/A

              [  ] Wire Transfer

              [  ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Donald C. Burke
                                           ---------------------------------
                                           Donald C. Burke
                                           Vice President and Treasurer

Date:  January 11, 2005

* Please print the name and title of the signing officer below the signature.


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